Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2026
Notes Litigation Regulatory And Similar Matters [Line Items]
Provisions for litigation, regulatory and similar matters, by business division and in Group Items
Provisions for litigation, regulatory and similar matters, by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core
and Legacy
2
Group Items UBS Group
Balance as of 31 December 2025 317 16 0 283 1,388 196 2,200
Increase in provisions recognized in the income statement 41 7 0 4 126 2 181
Release of provisions recognized in the income statement (46) (6) 0 (1) (34) 0 (87)
Provisions used in conformity with designated purpose (106) 0 0 (7) (265) (76) (454)
Reclassifications
3
(2) 0 0 0 136 0 134
Foreign currency translation and other movements (1) 0 0 (6) (2) 0 (9)
Balance as of 30 June 2026 203 15 0 274 1,350 122 1,964
1 Provisions, if any, for the matters described in items 1 and 7 of this
Note are recorded in Global Wealth Management. Provisions, if any, for the matters described in items 3, 4, 5, 6 and 8 of this Note are recorded in Non-core and Legacy. Provisions, if any, for the matters described in item 2 of this Note are
allocated between the Investment Bank, Non-core and
Legacy, and Group Items.
2 Includes a provision for the
estimated
costs of UBS’s ongoing obligations with the US Department of Justice as described in this Note.
3 Includes reclassifications between IFRS 3 contingent liabilities and IAS 37 provisions.